4. Premises and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2,500	$ 2,300	$ 2,300
Net losses on the sale of and write-downs on premises and equipment	$ 0	$ 239	$ (544)